COMMITMENTS AND CONTINGENCIES (Details) - CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. - Initial Public Offering - Underwriting agreement	12 Months Ended
Dec. 31, 2020 USD ($) $ / Options
COMMITMENTS
Underwriting discount per unit | $ / Options	0.20
Aggregate cash discount to underwriter | $	$ 6,111,465
Deferred underwriter fee per unit | $ / Options	0.35
Deferred underwriter fee in aggregate | $	$ 10,695,063